Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
January 31, 2024
EMK-NPRT1-0324
1.9893931.104
Common Stocks - 98.2%
	Shares	Value ($)
Brazil - 2.6%
Banco do Brasil SA	15,000	171,369
BB Seguridade Participacoes SA	17,000	117,838
CPFL Energia SA	40,300	295,739
TIM SA	41,000	143,883
Vale SA	10,600	145,364
TOTAL BRAZIL		874,193
Chile - 0.4%
Banco de Chile	1,057,718	118,309
China - 22.3%
Agricultural Bank of China Ltd. (H Shares)	344,000	132,896
Alibaba Group Holding Ltd.	53,200	473,320
Anta Sports Products Ltd.	8,800	73,903
Autohome, Inc. ADR Class A	3,824	96,365
Baidu, Inc. Class A (a)	16,150	209,487
Bank of China Ltd. (H Shares)	479,000	180,148
Bank of Communications Co. Ltd. (H Shares)	190,000	112,290
Beijing Enterprises Holdings Ltd.	89,500	324,008
Bosideng International Holdings Ltd.	128,000	57,800
Brilliance China Automotive Holdings Ltd.	114,000	60,958
C&D International Investment Group Ltd.	207,175	342,940
China CITIC Bank Corp. Ltd. (H Shares)	158,000	78,219
China Construction Bank Corp. (H Shares)	469,000	278,379
China Pacific Insurance (Group) Co. Ltd. (H Shares)	34,000	62,283
China Railway Group Ltd. (H Shares)	94,000	42,928
China Shenhua Energy Co. Ltd. (H Shares)	110,500	417,701
China Tower Corp. Ltd. (H Shares) (b)	1,172,000	130,435
CITIC Pacific Ltd.	60,000	57,719
Daqo New Energy Corp. ADR (a)	3,560	64,258
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	14,800	66,832
Haier Smart Home Co. Ltd.	26,000	73,338
Hello Group, Inc. ADR	11,085	65,069
Hengan International Group Co. Ltd.	73,500	227,535
Industrial & Commercial Bank of China Ltd. (H Shares)	421,000	205,727
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	188,737	356,147
Jiangxi Copper Co. Ltd. (H Shares)	52,000	72,639
Jiumaojiu International Holdings Ltd. (b)	32,000	18,830
Kingboard Chemical Holdings Ltd.	39,000	69,546
Lenovo Group Ltd.	118,000	123,325
MINISO Group Holding Ltd. ADR	2,210	37,482
NetEase, Inc.	13,300	257,757
PDD Holdings, Inc. ADR (a)	2,137	271,121
People's Insurance Co. of China Group Ltd. (H Shares)	189,000	58,751
PetroChina Co. Ltd. (H Shares)	496,000	358,489
PICC Property & Casualty Co. Ltd. (H Shares)	76,000	94,499
Pop Mart International Group Ltd. (b)	22,400	50,203
Shenzhou International Group Holdings Ltd.	7,900	70,488
Tencent Holdings Ltd.	29,600	1,024,626
Tencent Music Entertainment Group ADR (a)	19,798	186,101
Tongcheng Travel Holdings Ltd. (a)	26,400	53,629
Topsports International Holdings Ltd. (b)	67,000	43,282
TravelSky Technology Ltd. (H Shares)	31,000	31,170
Trip.com Group Ltd. (a)	3,000	107,608
Vipshop Holdings Ltd. ADR (a)	3,208	50,975
Yadea Group Holdings Ltd. (b)	28,000	38,254
Yangzijiang Shipbuilding Holdings Ltd.	39,200	49,281
Yum China Holdings, Inc.	1,982	68,557
Zhongsheng Group Holdings Ltd. Class H	18,500	31,097
TOTAL CHINA		7,358,395
Czech Republic - 1.0%
CEZ A/S	8,343	316,877
Egypt - 0.7%
Commercial International Bank SAE	78,848	224,806
Greece - 0.7%
Jumbo SA	4,056	114,552
OPAP SA	7,031	122,352
TOTAL GREECE		236,904
Hong Kong - 1.0%
WH Group Ltd. (b)	568,000	334,235
Hungary - 1.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	40,401	332,796
India - 17.9%
Apollo Tyres Ltd.	19,507	126,964
Bajaj Auto Ltd.	1,883	173,860
Bank of Baroda	37,999	113,296
Bharat Electronics Ltd.	56,561	126,616
Canara Bank Ltd.	21,582	125,266
Coal India Ltd.	105,739	517,148
Eicher Motors Ltd.	2,831	130,894
Federal Bank Ltd.	56,499	100,216
GAIL India Ltd.	231,939	482,067
HCL Technologies Ltd.	5,520	104,758
HDFC Asset Management Co. Ltd. (b)	3,141	135,465
HDFC Bank Ltd.	23,623	416,044
Hindustan Aeronautics Ltd.	3,558	128,509
Hindustan Unilever Ltd.	11,813	353,001
Infosys Ltd.	14,210	284,204
ITC Ltd.	57,638	306,466
NHPC Ltd.	524,782	574,744
NMDC Ltd.	51,641	136,714
Oil & Natural Gas Corp. Ltd.	145,502	441,970
Pidilite Industries Ltd.	2,436	74,304
Power Finance Corp. Ltd.	36,897	196,940
REC Ltd.	37,702	226,570
State Bank of India	17,518	135,113
Steel Authority of India Ltd.	62,475	92,159
Tata Consultancy Services Ltd.	4,203	193,132
Union Bank of India Ltd.	79,525	133,924
Wipro Ltd.	10,190	58,672
TOTAL INDIA		5,889,016
Indonesia - 3.9%
Indofood Sukses Makmur Tbk PT	537,100	216,984
PT Adaro Energy Indonesia Tbk	1,779,500	270,646
PT Astra International Tbk	121,900	39,590
PT Bank Central Asia Tbk	318,300	192,634
PT Bank Mandiri (Persero) Tbk	350,400	147,665
PT Indah Kiat Pulp & Paper Tbk	88,600	43,935
PT Telkom Indonesia Persero Tbk	655,900	164,598
PT United Tractors Tbk	156,400	227,464
TOTAL INDONESIA		1,303,516
Korea (South) - 9.7%
Cosmo AM&T Co. Ltd. (a)	99	9,888
DB HiTek Co. Ltd.	215	8,030
Db Insurance Co. Ltd.	1,687	111,106
Doosan Bobcat, Inc.	1,442	54,994
EO Technics Co. Ltd.	57	7,341
GS Holdings Corp.	2,052	71,185
Hankook Tire Co. Ltd.	3,859	148,329
Hanmi Semiconductor Co. Ltd.	248	10,907
Hanwha Corp.	2,592	52,922
Hyundai Marine & Fire Insurance Co. Ltd.	4,137	105,079
Hyundai Steel Co.	1,809	45,406
Isupetasys Co. Ltd.	257	5,295
Kangwon Land, Inc.	9,449	106,267
KT&G Corp.	4,232	287,281
Kumho Petro Chemical Co. Ltd.	522	48,811
LG Corp.	1,117	68,628
LG Innotek Co. Ltd.	65	9,302
LG Uplus Corp.	14,974	114,775
NCSOFT Corp.	598	88,760
Orion Corp./Republic of Korea	2,787	191,487
POSCO	260	82,988
POSCO ICT Co. Ltd.	267	11,463
Samsung Electro-Mechanics Co. Ltd.	225	23,534
Samsung Electronics Co. Ltd.	20,587	1,121,402
Samsung SDI Co. Ltd.	205	57,215
Samsung SDS Co. Ltd.	172	19,589
SK Hynix, Inc.	1,965	198,318
Woori Financial Group, Inc.	12,012	124,922
TOTAL KOREA (SOUTH)		3,185,224
Malaysia - 1.2%
CelcomDigi Bhd	127,000	114,112
Maxis Bhd	137,300	110,304
Petronas Chemicals Group Bhd	41,000	58,683
TIME dotCom Bhd	97,800	113,721
TOTAL MALAYSIA		396,820
Mexico - 5.5%
Arca Continental S.A.B. de CV	33,700	383,708
Banco del Bajio SA (b)	36,100	137,628
El Puerto de Liverpool S.A.B. Dcv Series C	6,500	45,754
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,355	68,794
Grupo Aeroportuario Norte S.A.B. de CV	5,600	51,375
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	49,200	145,662
Kimberly-Clark de Mexico SA de CV Series A	140,900	321,907
Promotora y Operadora de Infraestructura S.A.B. de CV	5,870	57,878
Terrafina	272,800	585,610
TOTAL MEXICO		1,798,316
Philippines - 0.3%
BDO Unibank, Inc.	34,480	88,811
Qatar - 1.1%
Mesaieed Petrochemical Holding Co.	120,143	55,435
Qatar Electricity & Water Co.	68,422	325,667
TOTAL QATAR		381,102
Russia - 0.2%
Gazprom OAO (a)(c)	14,450	1,568
Inter Rao Ues JSC (a)(c)	7,348,600	42,004
MMC Norilsk Nickel PJSC (a)(c)	188	1,296
Mobile TeleSystems OJSC sponsored ADR (a)(c)	15,647	15,584
Sberbank of Russia (a)(c)	38,410	245
Surgutneftegas OJSC (a)(c)	56,600	718
VTB Bank OJSC (a)(c)	91,900,000	3,640
TOTAL RUSSIA		65,055
Saudi Arabia - 2.6%
Al Rajhi Bank	10,007	224,151
Luberef	1,458	56,763
Sabic Agriculture-Nutrients Co.	1,958	66,936
Saudi Telecom Co.	25,387	276,203
The Co. for Cooperative Insurance	2,044	66,932
The Saudi National Bank	16,165	175,008
TOTAL SAUDI ARABIA		865,993
South Africa - 2.4%
Exxaro Resources Ltd.	37,574	378,331
Kumba Iron Ore Ltd.	2,555	75,970
Momentum Metropolitan Holdings	126,222	142,315
Standard Bank Group Ltd.	17,423	187,113
TOTAL SOUTH AFRICA		783,729
Taiwan - 14.4%
ASE Technology Holding Co. Ltd.	44,000	191,185
ASPEED Tech, Inc.	2,000	197,128
Catcher Technology Co. Ltd.	22,000	136,711
Chicony Electronics Co. Ltd.	37,000	194,460
Chipbond Technology Corp.	56,000	128,820
Chunghwa Telecom Co. Ltd.	46,000	174,891
Compal Electronics, Inc.	134,000	153,482
eMemory Technology, Inc.	2,000	178,917
Far Eastern International Bank	301,000	117,325
Far Eastern New Century Corp.	95,000	93,787
Far EasTone Telecommunications Co. Ltd.	57,000	146,600
Formosa Plastics Corp.	29,000	66,803
Foxconn Technology Co. Ltd.	68,000	109,714
Gigabyte Technology Co. Ltd.	12,000	118,468
Global Unichip Corp.	3,000	148,085
International Games Systems Co. Ltd.	6,000	159,108
Largan Precision Co. Ltd.	2,000	159,108
Lite-On Technology Corp.	33,000	114,395
Lotes Co. Ltd.	4,077	128,695
Micro-Star International Co. Ltd.	22,000	127,925
Novatek Microelectronics Corp.	10,000	163,261
Pegatron Corp.	54,000	142,680
Pou Chen Corp.	109,000	110,046
Radiant Opto-Electronics Corp.	32,000	141,600
Ruentex Development Co. Ltd.	411,100	469,555
Simplo Technology Co. Ltd.	11,000	142,686
SINBON Electronics Co. Ltd.	11,000	90,497
Taichung Commercial Bank Co. Ltd.	238,305	119,535
Taishin Financial Holdings Co. Ltd.	229,000	125,476
Taiwan Business Bank	262,280	111,869
Taiwan Cooperative Financial Holding Co. Ltd.	159,550	129,732
Wiwynn Corp.	2,000	140,577
TOTAL TAIWAN		4,733,121
Thailand - 1.3%
Advanced Information Service PCL NVDR	22,000	135,804
Bangkok Bank PCL NVDR	16,100	63,987
Home Product Center PCL NVDR	171,600	50,787
Intouch Holdings PCL NVDR	57,100	118,698
Krung Thai Bank PCL NVDR	135,600	60,772
TOTAL THAILAND		430,048
Turkey - 5.9%
Akbank TAS	124,505	162,237
Bim Birlesik Magazalar A/S JSC	39,809	499,843
Enka Insaat ve Sanayi A/S	44,203	54,278
Haci Omer Sabanci Holding A/S	60,414	144,544
Koc Holding A/S	12,537	66,395
Turkcell Iletisim Hizmet A/S	107,612	243,106
Turkiye Is Bankasi A/S Series C	214,578	181,314
Turkiye Petrol Rafinerileri A/S	84,145	415,955
Yapi ve Kredi Bankasi A/S	229,310	165,045
TOTAL TURKEY		1,932,717
United Arab Emirates - 2.1%
Abu Dhabi Islamic Bank	43,736	133,365
Emaar Properties PJSC	276,718	559,772
TOTAL UNITED ARAB EMIRATES		693,137
TOTAL COMMON STOCKS (Cost $30,197,795)		32,343,120

Nonconvertible Preferred Stocks - 1.5%
	Shares	Value ($)
Brazil - 1.5%
Bradespar SA (PN)	8,900	41,050
Companhia Energetica de Minas Gerais (CEMIG) (PN)	122,300	285,138
Itausa-Investimentos Itau SA (PN)	70,729	143,144
Metalurgica Gerdau SA (PN)	15,900	31,889
TOTAL BRAZIL		501,221
Russia - 0.0%
AK Transneft OAO (a)(c)	12	3,610
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $482,134)		504,831

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $220,169)	220,125	220,169

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $30,900,098)	33,068,120
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(128,459)
NET ASSETS - 100.0%	32,939,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2	Mar 2024	98,080	(4,228)	(4,228)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $955,164 or 2.9% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $7,161 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	673,919	453,750	1,321	-	-	220,169	0.0%
Total	-	673,919	453,750	1,321	-	-	220,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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